Fair Values of Credit Substitutes by Type of Instrument (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	₨ 2,617,505.3	$ 37,847.2	₨ 2,228,983.3
Fair Value	2,633,348.4	38,076.2	2,221,443.3
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	273,550.7	3,955.3	325,159.3
Fair Value	272,886.8	$ 3,945.8	324,031.5
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes | Debentures
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	247,869.1		290,893.5
Fair Value	247,152.5		289,782.9
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes | Commercial paper
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	25,681.6		34,265.8
Fair Value	₨ 25,734.3		₨ 34,248.6